Operating segments - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 40,030	$ 33,781	$ 34,829
China [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	44.20%	43.60%	42.20%
Consolidated sales revenue	$ 17,706	$ 14,742	$ 14,701
Asia (excluding China and Japan) [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	12.80%	13.90%	12.90%
Consolidated sales revenue	$ 5,108	$ 4,692	$ 4,499
United States [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	14.30%	13.90%	15.30%
Consolidated sales revenue	$ 5,716	$ 4,709	$ 5,321
Japan [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	11.70%	11.30%	11.40%
Consolidated sales revenue	$ 4,701	$ 3,809	$ 3,974
Europe (excluding UK) [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	7.50%	7.60%	8.40%
Consolidated sales revenue	$ 3,015	$ 2,579	$ 2,909
Canada [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	2.80%	3.00%	3.80%
Consolidated sales revenue	$ 1,111	$ 1,024	$ 1,322
Australia [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	1.80%	2.00%	2.40%
Consolidated sales revenue	$ 710	$ 675	$ 830
United Kingdom [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	1.10%	1.20%	0.90%
Consolidated sales revenue	$ 449	$ 391	$ 330
Other countries [member]
Disclosure Of Geographical Areas [Line Items]
Percentage of consolidated sales revenue	3.80%	3.50%	2.70%
Consolidated sales revenue	$ 1,514	$ 1,160	$ 943